Note Related party transactions (Proportionate share of income (loss) from PRLP 2011 Holdings, LLC minority interest) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 31,288	$ 24,373	$ 39,578
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ (502)	$ (4,021)	$ (2,947)